Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	6.11%	6.14%	6.24%
Federal and state tax credits	2.54%	4.30%	5.83%
Change in valuation allowance	(42.14%)	(44.19%)	(43.48%)
Stock-based compensation	(0.49%)	(0.23%)	(2.54%)
Other, net	(0.02%)	(0.02%)	(0.05%)
Provision (benefit) for income taxes	0.00%	0.00%	0.00%